Financial Assets at Fair Value Through Other Comprehensive Income - 2018 (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Financial Assets at Fair Value Through Other Comprehensive Income
	December 31, 2018
	NT$	US$ (Note 4)

Investments in equity instruments at FVTOCI	$580,399	$18,961
Investments in debt instruments at FVTOCI	1,016,924	33,222

	$1,597,323	$52,183

Summary of Investments in Equity Instruments at Fair Value Through Other Comprehensive Income
a.	Investments in equity instruments at FVTOCI

	December 31, 2018
	NT$	US$ (Note 4)

Unquoted ordinary shares	$532,047	$17,381
Limited partnership	39,669	1,296
Unquoted preferred shares	8,683	284

	$580,399	$18,961

Summary of Investments in Debt Instruments at Fair Value Through Other Comprehensive Income
b.	Investments in debt instruments at FVTOCI

	December 31, 2018
	NT$	US$ (Note 4)

Unsecured subordinate corporate bonds	$1,016,924	$33,222